Issued Capital and Reserves - Summary of Movement of Treasury Shares (Detail) ¥ in Millions	12 Months Ended
Dec. 31, 2017 JPY (¥) shares
Disclosure of Movement of Treasury Shares [abstract]
Increase during the year(1) | ¥	¥ 4,000
Decrease during the year(2) | ¥	0
Treasury shares, Ending balance | ¥	¥ 4,000
Increase during the year | shares	1,007,810
Decrease during the year | shares	(100)
Treasury shares, Ending balance | shares	1,007,710